Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital and Share Premium

	2017	2016	2015
	(in thousands)
	£	£	£
Share capital	1,272	663	659
Share premium	79,236	42,770	42,574
	80,508	43,433	43,233

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each (2016 and 2015: £0.01 each)	31,811	6,239	6,156
Founder ordinary 1 shares of £0.01 each	—	1,000	1,000
Founder ordinary 2 shares of £0.01 each	—	1,000	1,000
Series A shares of £0.01 each	—	7,483	7,483
Series B shares of £0.001 each	—	8,463	8,463
	31,811	24,185	24,102

Summary of Movement in the Share Capital

11. Share capital and share premium (continued)

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at January 1, 2015 and December 31, 2015	24,102	659	42,574
Issue of shares on exercise of options	83	4	196
Balance at December 31, 2016	24,185	663	42,770
Reduction in share premium account	—	—	(42,466)
Exercise of share options	30	1	119
Bonus issue to series B	—	304	(304)
Issue of share capital	7,596	304	79,530
IPO costs	—	—	(413)
Balance at December 31, 2017	31,811	1,272	79,236